Summary of Operations and Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting
Number of operating segments											4
Number of reportable segments											1
Geographic revenue based on customer location
Revenue	$ 49,157	$ 42,260	$ 40,625	$ 37,574	$ 34,728	$ 31,156	$ 28,912	$ 25,475	$ 107,926	$ 78,199	$ 169,616	$ 120,271	$ 82,973
North America
Geographic revenue based on customer location
Revenue									39,201	27,610	59,963	40,536	28,631
United States | Total revenue | Geographic concentration
Geographic revenue based on customer location
Concentration risk percentage									32.00%	33.00%	32.00%	30.00%	31.00%
Europe
Geographic revenue based on customer location
Revenue									39,181	29,578	62,943	47,967	33,796
Rest of the world
Geographic revenue based on customer location
Revenue									$ 29,544	$ 21,011	$ 46,710	$ 31,768	$ 20,546